Summary of Significant Accounting Policies, Impairment of Long-Lived Assets Including Acquired Intangible Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Impairment of Long-Lived Assets including Acquired Intangible Assets [Abstract]
Impairment of long-lived assets	$ 0	$ 0